Shareholder Fees - Toews Agility Shares Hedged Risk ETF - Toews Agility Shares Hedged Risk ETF	Jun. 05, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0